20. OTHER SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
OTHER SUBSEQUENT EVENTS

NOTE 20 – OTHER SUBSEQUENT EVENTS

Mississippian Asset

On March 25, 2013, we acquired  an average 97% working interest in the Mississippian Lime covering approximately 7,006 gross (6,763 net) acres located in Comanche, Harper, Barber and Kiowa Counties, Kansas, which we refer to as the Mississippian asset, and approximately 10.5 square miles of related 3-D seismic data, for an aggregate purchase price of $4,207,117, pursuant to an agreement for purchase of term assignment entered into with Berexco LLC (“Berexco”).  Pursuant to this agreement, we acquired the interests through our wholly-owned subsidiary, Pacific Energy Development MSL, LLC (“PEDCO MSL”), which entity serves as the operator of the asset.

In addition, we have entered into an option agreement with Berexco, dated February 22, 2013, pursuant to which for $300,000  Berexco granted us an exclusive option , expiring on May 30, 2013, to purchase a term assignment with respect to certain interests in the Mississippian Lime covering an additional approximately 7,880 gross (7,043 net) acres located in Comanche, Harper, Barber and Kiowa Counties, Kansas, and Woods County, Oklahoma and approximately 9.0 square miles of related 3-D seismic data, for an aggregate additional purchase price of $4,216,544 upon exercise of the option.

In connection with the closing of our acquisition of the Mississippian asset, pursuant to a letter agreement, dated March 25, 2013, entered into with STXRA, we are obligated to pay to STXRA a fee equal to $75.00 per net oil and gas acre acquired by us in the Mississippian asset (the “Completion Fee”), which amount equals $507,221 based on the 6,763 net acres we acquired, which amount is payable 80% in cash and 20% in our common stock, or $405,776  in cash and $101,444 in common stock (the “Equity Consideration”).  Such compensation is due and payable to STXRA thirty (30) days following the closing of this offering, with the number of shares of our common stock to be issued being determined by dividing the amount of Equity Consideration by the price per share that we issue our common stock in the offering.  STXRA originally identified the Mississippian asset acquisition opportunity for us, and provided substantial acquisition and due-diligence related consulting services to us, with their sole compensation being the Completion Fee.

Amendment of MIEJ-PEDCO Promissory Note

On March 25, 2013, MIE Jurassic Energy Corporation, an affiliate of MIE Holdings (“MIEJ”), and Pacific Energy Development Corp., our wholly-owned subsidiary (“PEDCO”), amended and restated that certain Secured Subordinated Promissory Note, dated February 14, 2013 (the “MIEJ-PEDCO Note”), to increase the maximum amount available for PEDCO to borrow thereunder from $5 million to $6.5 million, and to permit amounts borrowed under the MIEJ-PEDCO Note to be used by PEDCO to fund fees and expenses allocable to PEDCO with respect to its operations in the Niobrara asset, Niobrara asset-related acquisition expenses, and repayment of $432,433 due to MIEJ as a refund of the performance deposit paid by MIEJ with respect to the Mississippian asset acquisition and applied toward our purchase price of the Mississippian asset.  When drawn, principal borrowed under the MIEJ-PEDCO Note carries an interest rate of 10.0% per annum.  Principal and accrued interest under the MIEJ-PEDCO Note shall be due and payable within ten (10) business days of the earlier to occur of (i) December 31, 2013 or (ii) the closing of a debt or equity financing transaction with gross proceeds to us of at least $10 million, which would be triggered upon closing of this offering.  The MIEJ-PEDCO Note may be prepaid in full by PEDCO without penalty, and is secured by all of PEDCO’s ownership and working interests in the FFT2H, Logan 2H and Waves 1H wells located in the Niobrara asset, and all corresponding leasehold rights pooled with respect to such wells, and PEDCO’s ownership and working interests in each future well drilled and completed in the Niobrara asset.

The MIEJ-PEDCO Note converts amounts previously advanced by MIEJ to PEDCO in the amount of $2.17 million to fund operations in the Niobrara asset through November 1, 2012, as well as an additional $2 million loaned by MIEJ to PEDCO under the MIEJ-PEDCO Note on February 14, 2013 and $2 million loaned by MIEJ to PEDCO under the MIEJ-PEDCO Note on March 25, 2013, for a total current principal amount outstanding under the MIEJ-PEDCO Note of $6.17 million on March 25, 2013.  There is currently approximately $330,000 available for future borrowing by PEDCO under the MIEJ-PEDCO Note.

Bridge Financing

On March 22, 2013, we closed a private placement of $4.0 million aggregate principal amount of secured promissory notes (the “Bridge Notes”), together with warrants exercisable for a total of up to 76,198 shares of our common stock (the “Bridge Warrants,” and, together with the Bridge Notes, the “Bridge Securities”). At the closing of the bridge financing (the “Bridge Financing”), we entered into Note and Warrant Purchase Agreements with a total of 16 individual and institutional investors (collectively, the “Bridge Investors”), including ten (10) current shareholders, pursuant to which we sold and issued to the Bridge Investors a total of $4.0 million aggregate principal amount of Bridge Notes and Bridge Warrants to purchase up to a total of 76,198 shares of our common stock (the "Note and Warrant Purchase Agreements"). The gross aggregate proceeds received by us from the sale of the Bridge Securities was $4.0 million.  Each Bridge Investor has specifically agreed in the Note and Warrant Purchase Agreements to not participate in this offering.  Frank C. Ingriselli, our President, Chief Executive Officer, and member of our Board of Directors, and Clark R. Moore, our Executive Vice President and General Counsel, each participated in the Bridge Financing, purchasing Bridge Notes with an aggregate principal amount of $1 million and receiving Bridge Warrants exercisable for up to 19,048 shares of our common stock, and purchasing Bridge Notes with an aggregate principal amount of $50,000 and receiving Bridge Warrants exercisable for up to 953 shares of our common stock, respectively.

Somerley Limited (“Somerley”) acted as our placement agent with respect to a portion of the Bridge Financing sold to non-U.S. investors.  As compensation for acting as such, Somerley received total cash fees of $40,000 and Bridge Warrants to purchase a total of up to 9,524 shares of the Company’s common stock at an exercise price of $5.25 per share.

Use of Proceeds.

The proceeds of the Bridge Financing may only be used by us for (i) the acquisition of the Mississippian asset; (ii) up to $300,000 to acquire an exclusive option to acquire leases and 3D seismic data covering up to an additional 7,880 gross (7,043 net) Mississippian acres located in Harper, Kiowa, Barber and Comanche Counties, Kansas, and Woods County, Oklahoma; (iii) the payment of Placement Agent Fees; and (iv) general working capital expenses.

Terms of the Bridge Notes.

The Bridge Notes have an annual interest rate of 10% and are due and payable on the earlier to occur of (i) the date that is thirty (30) days following the closing of our next underwritten public offering of our common stock, which this offering will trigger, or (ii) December 31, 2013 (the “Maturity Date”).  We may, in our sole discretion, repay the Bridge Notes in whole or in part at any time prior to the Maturity Date.  The Bridge Notes are secured by a first priority lien and security interest in, to and under all of our assets, subject to MIEJ’s senior lien on our Niobrara assets which secures MIEJ’s loans to date under the MIEJ-PEDCO Note (current principal $6.17 million).

Upon maturity, we are obligated to pay to the holder an additional payment-in-kind (“PIK”) cash amount equal to 10% of the original principal amount of the Bridge Note.  If an event of default on the Bridge Notes occurs, the principal amount of the Bridge Notes, plus accrued and unpaid interest and the PIK, if any, may be declared immediately due and payable, subject to certain conditions set forth in the Bridge Notes. These amounts may automatically become due and payable upon written notice of holders of a majority of the then-outstanding principal amount in the case of certain types of bankruptcy or insolvency events.

Terms of the Bridge Warrants.

The Bridge Warrants are net-exercisable into shares of our common stock for a period of four (4) years commencing as of their issuance date, at an exercise price of $5.25 per share; provided, however, that the exercise price shall be adjusted to the price per share at which we issue our common stock in this offering, if such price per share is lower than $5.25 per share.  The Bridge Warrants will have a 4-year life and may be exercised on a cashless basis.

Reverse Stock-Split

On April 23, 2013, our company’s board of directors approved a 1 for 3 reverse stock split of our common and preferred stock, effective as of the close of business on April 23, 2013.  All preferred stock had previously been convertd to common stock on a one for one basis on January 25, 2013 prior to the reverse stock split. As a result of the reverse stock split, every three shares of our common and preferred stock have been converted into one share of our new common and preferred stock, respectively.  Fractional shares resulting from the reverse stock split were rounded up to the nearest whole share. The stock split will affect all issued and outstanding shares of the Company's common and preferred stock, as well as common or preferred stock underlying stock options, stock appreciation rights, restricted stock units, warrants and convertible debentures outstanding immediately prior to the effectiveness of the April 23, 2013.  As a result of the stock split, the Company's issued and outstanding shares of common stock decreased from approximately 41.7 million pre-stock split shares to approximately 13.9 million post-stock split shares.

All share and per share amounts set forth in this prospectus give effect to this reverse stock split of our common stock.